Ownership, Description of Business, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment
The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Fixed Asset Category	Estimated Useful Life
Leasehold improvements	Lesser of lease term, including periods covered by renewal options, or useful life
Furniture, fixtures and equipment	5 to 10 years
Computer hardware and software	3 to 5 years

Reconciliation of Shares Used in Calculating Earnings Per Basic and Diluted Shares
A reconciliation of shares used in calculating earnings per basic and diluted shares follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Weighted average common shares outstanding—basic	25,972	25,713	25,722
Dilutive effect of stock-based awards	255	196	253
Dilutive effect of convertible senior notes	178	—	672
Weighted average common shares outstanding—diluted	26,405	25,909	26,647